Investment Objectives and Goals - Cultivar ETF	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Cultivar ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cultivar ETF (the “Fund”) seeks long-term capital appreciation.